ANNUAL March 31, 2003

                               MUTUALS.COM, INC.

   GENERATION WAVE    AGGRESSIVE GROWTH FUND (GWAGX)

   GENERATION WAVE    GROWTH FUND (GWGFX)

   GENERATION WAVE    ALTERNATIVE GROWTH FUND (GWLGX)

   GENERATION WAVE    BALANCED FUND (GWBGX)

                      Each a series of MUTUALS.com

           "DEMOGRAPHICS,  A NEW APPROACH TO ASSET ALLOCATION"

INVESTMENT ADVISOR

MUTUALS.COM, INC.

MUTUALS.COM, INC.
PLAZA OF THE AMERICAS
700 NORTH PEARL STREET, LB #373
DALLAS, TEXAS 75201

PHONE:     1-800-MUTUALS
FAX:       1-888-MUTUALS
WEB:     WWW.MUTUALS.COM

                               TABLE OF CONTENTS

LETTER FROM THE PRESIDENT                                                     3
PORTFOLIOS OF INVESTMENTS
   GENERATION WAVE AGGRESSIVE GROWTH FUND                                     4
   GENERATION WAVE GROWTH FUND                                                5
   GENERATION WAVE ALTERNATIVE GROWTH FUND                                    6
   GENERATION WAVE BALANCED FUND                                              7
STATEMENTS OF ASSETS AND LIABILITIES                                          8
STATEMENTS OF OPERATIONS                                                      9
STATEMENTS OF CHANGES IN NET ASSETS                                          10
FINANCIAL HIGHLIGHTS                                                         12
NOTES TO FINANCIAL STATEMENTS                                                16
REPORT OF INDEPENDENT AUDITORS                                               20
ADDITIONAL INFORMATION                                                       21

                                                                    May 30, 2003

                           LETTER FROM THE PRESIDENT

Dear Fellow Shareholders,

The past year has proven to be one of the most challenging and illogical in recent history. We have seen the S&P 500 Index fall 24.76% for the past twelve months ending March 31, 2003, even though our national economy has grown each quarter for the last 18 months. Interest rates are at historic lows, and regulatory reforms to curb the "Enron" like abuses have been implemented. So, the obvious question is why hasn't the market begun the rebound that we all expect? In a word, uncertainty.

Uncertainty, both at home and abroad, have made the current investing environment very challenging. The war with Iraq, the war against terror, an ever weakening dollar, growing budget deficits and every other dismal headline we read on a daily basis remind us of all the reasons why we should be afraid, and glazes over the very positive aspects of our current situation. Why then should we be certain, in these uncertain times, about the positive nature of our country and our economy?

The first reason is that whatever war we are forced to fight, we will win. The United States has not only the largest, best-trained and most technologically advanced armed forces in the world, but the will to use that force when necessary, and the discipline to stop using it once it is able. As one analyst said after 9/11, the United States doesn't start wars, but we do win them. If nothing else, the outcome of the wars we are forced to fight is certain.

The second reason is that despite all of the hyperbole surrounding the economy and the markets, the United States remains the single largest economic power on the planet as well. Our economy has grown for the past 18 months. The stock market, at some point, will have to behave like the lagging economic indicator that it is, and begin another bull market that matches the growth of the economy. The past three years of this bear market have been historic, but the economic and equity market rebound that is sure to follow is just as certain.

Of course, our individual circumstances do change, and in order to maintain our own certainty, sometimes changes are necessary. As a MUTUALS.com client, keep in mind that there are four MUTUALS.com Generation Wave Funds of varying risk levels. In the negative markets of the past year, our more aggressive Generation Wave Aggressive Growth Fund (GWAGX), and growth, Generation Wave Growth Fund (GWGFX), oriented funds have, of course, shown larger losses than the more conservative fund groupings. These more aggressive fund groupings are also designed for the most market gain in a positive market. As always, we will continue to manage all of our funds with the same discipline and long-term perspective in mind.

Respectfully,

/s/Eric McDonald

Eric McDonald, President
MUTUALS.com, Inc.

Past performance is no guarantee of future results. The S&P 500 Index includes 500 common stocks, most of which are listed on the New York Stock Exchange. The Index is a market capitalization-weighted index representing approximately two-thirds of the total market value of all domestic common stocks. One cannot invest directly in an index.

Opinions expressed are those of Eric McDonald and are subject to change, are not guaranteed and should not be considered a recommendation to buy or sell any security.

Mutual fund investing involves risk; loss of principal is possible. This report is intended for shareholder use only and must be preceded or accompanied by a prospectus. Read it carefully before investing or sending money.

Because each of the Funds is a "fund of funds", your cost of investing in the Funds will generally be higher than the cost of investing directly in the shares of the mutual funds in which they invest. By investing in the Funds, you will indirectly bear your share of any fees and expenses charged by the underlying funds, in addition to indirectly bearing the principal risks of those funds. Please refer to the prospectus for more information about the funds, including risks, fees and expenses.

Quasar Distributors, LLC, distributor.

GENERATION WAVE AGGRESSIVE GROWTH FUND

The investment objective of the Fund is capital appreciation over the long term without regard to income. Under normal market conditions, the Fund seeks to achieve its investment objective by investing primarily in shares of other mutual funds. In turn, those mutual funds invest primarily in equity securities of U.S. and/or foreign companies with a wide range of market capitalization.
The Advisor selects the mutual funds in which the Fund invests by applying its unique combination of objective and subjective criteria to over 12,000 mutual funds available on the market.

The Fund will tend to have concentrated positions in a variety of equity funds and those funds may have concentrated positions among certain sectors or asset classes that the Advisor believes are likely to benefit from demographic, economic and lifestyle trends. The Fund, at times, will invest in a mix of large-cap, small/mid-cap, and international equity funds focused in the technology, financial services or health care sectors. The Fund may also invest, in certain circumstances, in some other combination of funds and sectors. The Fund's sector breakdown at March 31, 2003 is shown below.

                     SECTOR BREAKDOWN  % of Net Assets*<F1>

Financial Services                           23.9%
Technology                                   27.2%
Biotechnology                                 6.3%
Health Care                                  22.5%
Leisure Industry                              9.3%
International                                10.7%
U.S. Treasury                                 0.6%

*<F1>  Excludes net liabilities

                                       AGGRESSIVE
                                         GROWTH                  S&P 500
                                       ----------                -------
Three months                             (5.08)%                 (3.15)%
Six months                                 3.27%                   5.02%
One year                                (29.77)%                (24.76)%
Average annual since
  inception 6/21/01                     (19.31)%                (17.85)%

Past performance does not predict future performance. The investment return and principal value of an investment will fluctuate so an investor's shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The S&P 500 Index includes 500 common stocks, most of which are listed on the New York Stock Exchange. The Index is a market capitalization-weighted index representing approximately two-thirds of the total market value of all domestic common stocks. One cannot invest directly in an index. Sector allocations are subject to change.

PORTFOLIO OF INVESTMENTS

GENERATION WAVE AGGRESSIVE GROWTH FUND
March 31, 2003                                            Ticker Symbol:  GWAGX

DOMESTIC EQUITY FUNDS                                           SHARES   MARKET VALUE     % OF TOTAL
                                                                ------   ------------     ----------
FBR Small Cap Financial Fund - Class A                          74,196    $ 1,816,323        11.7%
Firsthand Technology Value Fund                                109,644      1,870,519        12.0%
Franklin Biotechnology Discovery Fund - Class A                 28,553        975,095         6.3%
Franklin Mutual Financial Services Fund - Class Z              122,423      1,903,673        12.2%
INVESCO Leisure Fund - Investor Class                           46,759      1,441,581         9.3%
Vanguard Health Care Fund - Admiral Class                       55,690      2,197,516        14.1%
                                                                          -----------       ------
   TOTAL DOMESTIC EQUITY FUNDS (COST $12,516,094)                          10,204,707        65.6%
                                                                          -----------       ------

GLOBAL EQUITY FUNDS
Eaton Vance Worldwide Health Sciences Fund - Class A           169,382      1,297,462         8.4%
PIMCO RCM Global Technology Fund - Institutional               131,783      2,365,507        15.2%
                                                                          -----------       ------
   TOTAL GLOBAL EQUITY FUNDS (COST $5,051,145)                              3,662,969        23.6%
                                                                          -----------       ------

INTERNATIONAL EQUITY FUNDS
Matthews China Fund                                            101,302        884,362         5.7%
Matthews Korea Fund                                            275,129        784,118         5.0%
                                                                          -----------       ------
   TOTAL INTERNATIONAL EQUITY FUNDS (COST $1,860,096)                       1,668,480        10.7%
                                                                          -----------       ------

MONEY MARKET FUND
Federated Treasury Obligations Fund                             94,462         94,462         0.6%
                                                                          -----------       ------
   TOTAL MONEY MARKET FUND (COST $94,462)                                      94,462         0.6%
                                                                          -----------       ------

TOTAL INVESTMENTS (COST $19,521,797)                                       15,630,618       100.5%
Liabilities, less Other Assets                                                (77,949)       (0.5)%
                                                                          -----------       ------
NET ASSETS                                                                $15,552,669       100.0%
                                                                          -----------       ------
                                                                          -----------       ------

                         GROWTH OF A $10,000 INVESTMENT

    Date          Generation Wave Aggressive Growth Fund       S&P 500 Index
    ----          --------------------------------------       -------------
  6/21/2001*<F2>                  $10,000                         $10,000
  6/30/2001                       $10,200                          $9,899
  9/30/2001                        $8,530                          $8,446
 12/31/2001                       $10,140                          $9,349
  3/31/2002                        $9,729                          $9,375
  6/30/2002                        $8,132                          $8,119
  9/30/2002                        $6,616                          $6,716
 12/31/2002                        $7,198                          $7,283
  3/31/2003                        $6,833                          $7,053

*<F2>  Inception date 6/21/01

              See accompanying notes to the financial statements.

GENERATION WAVE GROWTH FUND

The investment objective of the Fund is capital appreciation over the long term while at times providing a low level of current income. Under normal market conditions, the Fund seeks to achieve its investment objective by investing primarily in shares of other mutual funds. In turn, those mutual funds invest primarily in equity securities of U.S. and/or foreign companies with a wide range of market capitalization. The Advisor selects the mutual funds in which the Fund invests by applying its unique combination of objective and subjective criteria to over 12,000 mutual funds available on the market.

The Fund will typically invest in equity funds, which are similar or identical to those used by one or more of the other Funds and may include any type of equity fund (e.g., international equity, technology or health care). The Fund will allocate its assets to less aggressive equity funds (or to aggressive equity funds in lesser percentages) as compared to the Generation Wave Aggressive Growth Fund, and also may at times add fixed-income funds to the allocation, thus diminishing the risk and volatility as compared to the Generation Wave Aggressive Growth Fund. The Fund's sector breakdown at March 31, 2003 is shown below.

                     SECTOR BREAKDOWN  % of Net Assets*<F3>

Financial Services                                     23.1%
Technology                                             17.9%
Health Care                                            27.3%
Growth & Income                                        22.8%
International                                           9.6%

*<F3>  Excludes net liabilities

                                    GROWTH             S&P 500
                                    ------             -------
Three months                        (4.43)%            (3.15)%
Six months                            4.05%              5.02%
One year                           (26.98)%           (24.76)%
Average annual since
  inception 6/21/01                (17.23)%           (17.85)%

Past performance does not predict future performance. The investment return and principal value of an investment will fluctuate so an investor's shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The S&P 500 Index includes 500 common stocks, most of which are listed on the New York Stock Exchange. The Index is a market capitalization-weighted index representing approximately two-thirds of the total market value of all domestic common stocks. One cannot invest directly in an index. Sector allocations are subject to change.

PORTFOLIO OF INVESTMENTS

GENERATION WAVE GROWTH FUND
March 31, 2003                                            Ticker Symbol:  GWGFX

DOMESTIC EQUITY FUNDS                                           SHARES   MARKET VALUE     % OF TOTAL
                                                                ------   ------------     ----------
Calamos Growth Fund - Class A                                   82,291   $ 2,606,978          8.3%
Dodge & Cox Stock Fund                                          42,175     3,501,806         11.2%
FBR Small Cap Financial Fund - Class A                         152,514     3,733,553         11.9%
Firsthand Technology Value Fund                                111,623     1,904,287          6.1%
Franklin Mutual Financial Services Fund - Class Z              225,515     3,506,766         11.2%
Heritage Capital Appreciation Trust - Class A                   59,733     1,054,893          3.3%
North Track PSE Tech 100 Index Fund - Class A                   69,099       928,694          2.9%
Vanguard Health Care Fund - Admiral Class                      216,861     8,557,334         27.3%
                                                                         -----------        ------
   TOTAL DOMESTIC EQUITY FUNDS (COST $30,014,522)                         25,794,311         82.2%
                                                                         -----------        ------

GLOBAL EQUITY FUND
PIMCO RCM Global Technology Fund - Institutional               155,492     2,791,086          8.9%
                                                                         -----------        ------
   TOTAL GLOBAL EQUITY FUND (COST $3,930,440)                              2,791,086          8.9%
                                                                         -----------        ------

INTERNATIONAL EQUITY FUNDS
First Eagle Overseas Fund - Class I                            116,454     1,523,216          4.9%
Oakmark International Fund - Class I                           127,677     1,481,054          4.7%
                                                                         -----------        ------
   TOTAL INTERNATIONAL EQUITY FUNDS (COST $3,100,000)                      3,004,270          9.6%
                                                                         -----------        ------

MONEY MARKET FUND
Federated Treasury Obligations Fund                             12,744        12,744          0.0%
                                                                         -----------        ------
   TOTAL MONEY MARKET FUND (COST $12,744)                                     12,744          0.0%
                                                                         -----------        ------

TOTAL INVESTMENTS (COST $37,057,706)                                      31,602,411        100.7%
Liabilities, less Other Assets                                              (234,479)       (0.7)%
                                                                         -----------        ------
NET ASSETS                                                               $31,367,932        100.0%
                                                                         -----------        ------
                                                                         -----------        ------

                         GROWTH OF A $10,000 INVESTMENT

    Date            Generation Wave Growth Fund           S&P 500 Index
    ----            ---------------------------           -------------
  6/21/2001*<F4>              $10,000                        $10,000
  6/30/2001                   $10,210                         $9,899
  9/30/2001                    $8,740                         $8,446
 12/31/2001                   $10,020                         $9,349
  3/31/2002                    $9,790                         $9,375
  6/30/2002                    $8,430                         $8,119
  9/30/2002                    $6,870                         $6,716
 12/31/2002                    $7,480                         $7,283
  3/31/2003                    $7,148                         $7,053

*<F4>  Inception date 6/21/01

              See accompanying notes to the financial statements.

GENERATION WAVE ALTERNATIVE GROWTH FUND

The investment objective of the Fund is capital appreciation over the long term while providing a moderate level of current income. Under normal market conditions, the Fund seeks to achieve its investment objective by investing primarily in shares of other mutual funds. In turn, those mutual funds invest primarily in equity securities of U.S. and/or foreign companies with a wide range of market capitalization and fixed-income securities of varying types. The Advisor selects the mutual funds in which the Fund invests by applying its unique combination of objective and subjective criteria to over 12,000 mutual funds available on the market.

The equity funds in which the Fund may invest may be similar or identical to those used by one or more of the other Funds and may include any type of equity fund (e.g., international equity, technology or health care). The Fund may also be invested in a broad mix of fixed-income funds made up of securities with varying maturities and credit qualities, while at other times, the Fund may be invested in just one particular type of fixed-income fund. The fixed-income fund component of the Fund's allocation helps to diminish the overall risk and volatility as compared to the other more aggressive Funds. The Fund's sector breakdown at March 31, 2003 is shown below.

                     SECTOR BREAKDOWN  % of Net Assets*<F5>

Financial Services                                     15.1%
Technology                                             10.2%
Health Care                                            10.1%
Growth & Income                                        31.5%
Government & Corporate Bonds                           15.5%
International                                           7.5%
Balanced                                               10.9%

*<F5>  Excludes net liabilities

                                        ALTERNATIVE
                                           GROWTH             S&P 500
                                        -----------           -------
Three months                              (3.67)%             (3.15)%
Six months                                  1.78%               5.02%
One year                                 (19.79)%            (24.76)%
Average annual since
  inception 6/21/01                      (12.11)%            (17.85)%

Past performance does not predict future performance. The investment return and principal value of an investment will fluctuate so an investor's shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The S&P 500 Index includes 500 common stocks, most of which are listed on the New York Stock Exchange. The Index is a market capitalization-weighted index representing approximately two-thirds of the total market value of all domestic common stocks. One cannot invest directly in an index. Sector allocations are subject to change.

PORTFOLIO OF INVESTMENTS

GENERATION WAVE ALTERNATIVE GROWTH FUND
March 31, 2003                                            Ticker Symbol:  GWLGX

DOMESTIC BALANCED FUND                                          SHARES   MARKET VALUE     % OF TOTAL
                                                                ------   ------------     ----------
Franklin U.S. Long-Short Fund                                   83,489   $ 1,348,349         10.9%
                                                                         -----------        ------
   TOTAL DOMESTIC BALANCED FUND (COST $1,340,000)                          1,348,349         10.9%
                                                                         -----------        ------

DOMESTIC BOND FUNDS
Evergreen Adjustable Rate Fund - Institutional                  70,321       679,297          5.5%
Fremont Bond Fund                                              181,709     1,915,206         15.5%
                                                                         -----------        ------
   TOTAL DOMESTIC BOND FUNDS (COST $2,547,657)                             2,594,503         21.0%
                                                                         -----------        ------

DOMESTIC EQUITY FUNDS
Calamos Growth Fund - Class A                                   31,002       982,130          7.9%
Dodge & Cox Stock Fund                                          22,193     1,842,630         14.9%
Franklin Mutual Financial Services Fund - Class Z              119,586     1,859,567         15.1%
Heritage Capital Appreciation Trust - Class A                   22,070       389,761          3.2%
Vanguard Health Care Fund - Admiral Class                       31,502     1,243,087         10.1%
                                                                         -----------        ------
   TOTAL DOMESTIC EQUITY FUNDS (COST $7,026,030)                           6,317,175         51.2%
                                                                         -----------        ------

GLOBAL EQUITY FUND
PIMCO RCM Global Technology Fund - Institutional                70,486     1,265,228         10.2%
                                                                         -----------        ------
   TOTAL GLOBAL EQUITY FUND (COST $1,844,813)                              1,265,228         10.2%
                                                                         -----------        ------

INTERNATIONAL EQUITY FUND
Oakmark International Fund - Class I                            79,722       924,775          7.5%
                                                                         -----------        ------
   TOTAL INTERNATIONAL EQUITY FUND (COST $975,000)                           924,775          7.5%
                                                                         -----------        ------

TOTAL INVESTMENTS (COST $13,733,500)                                      12,450,030        100.8%
Liabilities, less Other Assets                                              (104,066)       (0.8)%
                                                                         -----------        ------
NET ASSETS                                                               $12,345,964        100.0%
                                                                         -----------        ------
                                                                         -----------        ------

                         GROWTH OF A $10,000 INVESTMENT

      Date        Generation Wave Alternative Growth Fund      S&P 500 Index
      ----        ---------------------------------------      -------------
    6/21/2001*<F6>                $10,000                         $10,000
    6/30/2001                     $10,170                          $9,899
    9/30/2001                      $8,880                          $8,446
   12/31/2001                      $9,950                          $9,349
    3/31/2002                      $9,915                          $9,375
    6/30/2002                      $8,919                          $8,119
    9/30/2002                      $7,813                          $6,716
   12/31/2002                      $8,256                          $7,283
    3/31/2003                      $7,952                          $7,053

*<F6>  Inception date 6/21/01

              See accompanying notes to the financial statements.

GENERATION WAVE BALANCED FUND

The investment objective of the Fund is to provide current income and a low to moderate level of capital appreciation. Under normal market conditions, the Fund seeks to achieve its investment objective by investing primarily in shares of other mutual funds. In turn, those mutual funds invest primarily in fixed-income securities with varying maturities and credit qualities. The Fund may also invest in equity funds of varying types. The Advisor selects the mutual funds in which the Fund invests by applying its unique combination of objective and subjective criteria to over 12,000 mutual funds available on the market.

The fixed-income funds in which the Fund invests may be similar or identical to those used by one or more other Funds and may include types such as high-yield, convertible bond or municipal securities. Likewise, equity funds that the Fund may invest in may include any type of equity fund. Since the Fund's investments will typically involve a majority of fixed-income funds, the ups and downs of the equity market are cushioned. The Fund's sector breakdown at March 31, 2003 is shown below.

                     SECTOR BREAKDOWN % of Net Assets*<F7>

Balanced                                               39.4%
Financial Services                                      4.6%
Technology                                              4.4%
Government & Corporate Bonds                           17.3%
Growth & Income                                        25.2%
Health Care                                             7.2%
U.S. Treasury                                           2.1%

*<F7>  Excludes net liabilities

                                         BALANCED            S&P 500
                                         --------            -------
Three months                             (0.38)%             (3.15)%
Six months                                 3.23%               5.02%
One year                                 (9.22)%            (24.76)%
Average annual since
  inception 6/21/01                      (4.50)%            (17.85)%

Past performance does not predict future performance. The investment return and principal value of an investment will fluctuate so an investor's shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The S&P 500 Index includes 500 common stocks, most of which are listed on the New York Stock Exchange. The Index is a market capitalization-weighted index representing approximately two-thirds of the total market value of all domestic common stocks. One cannot invest directly in an index. Sector allocations are subject to change.

PORTFOLIO OF INVESTMENTS

GENERATION WAVE BALANCED FUND
March 31, 2003                                            Ticker Symbol:  GWBGX

DOMESTIC BALANCED FUNDS                                         SHARES   MARKET VALUE     % OF TOTAL
                                                                ------   ------------     ----------
Dodge & Cox Balanced Fund                                       12,631    $  739,800         22.8%
Franklin U.S. Long-Short Fund                                   33,333       538,333         16.6%
                                                                          ----------        ------
   TOTAL DOMESTIC BALANCED FUNDS (COST $1,362,394)                         1,278,133         39.4%
                                                                          ----------        ------

DOMESTIC BOND FUNDS
Evergreen Adjustable Rate Fund - Institutional                  64,015       618,385         19.1%
Fremont Bond Fund                                               53,360       562,412         17.3%
Neuberger Berman High Income
  Bond Fund - Institutional                                     22,224       198,902          6.1%
                                                                          ----------        ------
   TOTAL DOMESTIC BOND FUNDS (COST $1,369,720)                             1,379,699         42.5%
                                                                          ----------        ------

DOMESTIC EQUITY FUNDS
Franklin Mutual Financial Services Fund - Class Z                9,622       149,615          4.6%
Vanguard Health Care Fund - Admiral Class                        5,920       233,586          7.2%
                                                                          ----------        ------
   TOTAL DOMESTIC EQUITY FUNDS (COST $380,343)                               383,201         11.8%
                                                                          ----------        ------

GLOBAL EQUITY FUND
PIMCO RCM Global Technology Fund - Institutional                 7,974       143,142          4.4%
                                                                          ----------        ------
   TOTAL GLOBAL EQUITY FUND (COST $150,000)                                  143,142          4.4%
                                                                          ----------        ------

MONEY MARKET FUND
Federated Treasury Obligations Fund                             66,642        66,642          2.1%
                                                                          ----------        ------
   TOTAL MONEY MARKET FUND (COST $66,642)                                     66,642          2.1%
                                                                          ----------        ------

TOTAL INVESTMENTS (COST $3,329,099)                                        3,250,817        100.2%
Liabilities, less Other Assets                                                (6,015)       (0.2)%
                                                                          ----------        ------
NET ASSETS                                                                $3,244,802        100.0%
                                                                          ----------        ------
                                                                          ----------        ------

                         GROWTH OF A $10,000 INVESTMENT

      Date            Generation Wave Balanced Fund         S&P 500 Index
      ----            -----------------------------         -------------
    6/21/2001*<F8>               $10,000                       $10,000
    6/30/2001                    $10,000                        $9,899
    9/30/2001                     $9,340                        $8,446
   12/31/2001                    $10,100                        $9,349
    3/31/2002                    $10,151                        $9,375
    6/30/2002                     $9,503                        $8,119
    9/30/2002                     $8,926                        $6,716
   12/31/2002                     $9,250                        $7,283
    3/31/2003                     $9,215                        $7,053

*<F8>  Inception date 6/21/01

              See accompanying notes to the financial statements.

FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES
March 31, 2003

                                          GENERATION WAVE     GENERATION WAVE     GENERATION WAVE     GENERATION WAVE
                                         AGGRESSIVE GROWTH         GROWTH        ALTERNATIVE GROWTH       BALANCED
                                                FUND                FUND                FUND                FUND
                                         -----------------    ---------------    ------------------   ---------------
ASSETS
Investments in securities
     At acquisition cost                    $19,521,797         $37,057,706         $13,733,500          $3,329,099
                                            -----------         -----------         -----------          ----------
                                            -----------         -----------         -----------          ----------
     At value                               $15,630,618         $31,602,411         $12,450,030          $3,250,817
Income receivable                                   501                 376               1,800               3,804
Receivable for capital shares sold                4,800              15,396                  --               1,556
Receivable from Advisor                              --                  --                  --               4,954
Other assets                                      4,783               6,200               4,625               4,199
                                            -----------         -----------         -----------          ----------
     TOTAL ASSETS                            15,640,702          31,624,383          12,456,455           3,265,330
                                            -----------         -----------         -----------          ----------

LIABILITIES
Payable for capital shares redeemed              46,846                  --               5,034                  --
Payable to Advisor                                6,076              21,484               2,934                  --
Payable to affiliates                            19,030              33,433              15,688               7,509
Payable for shareholder servicing fees            3,216               6,642               2,592                 730
Payable to custodian                                 --                  --              35,154                  --
Loan payable                                         --             181,000              37,000                  --
Accrued interest payable                             --                 653                 125                  --
Accrued expenses and other liabilities           12,865              13,239              11,964              12,289
                                            -----------         -----------         -----------          ----------
     TOTAL LIABILITIES                           88,033             256,451             110,491              20,528
                                            -----------         -----------         -----------          ----------

NET ASSETS                                  $15,552,669         $31,367,932         $12,345,964          $3,244,802
                                            -----------         -----------         -----------          ----------
                                            -----------         -----------         -----------          ----------

Net assets consist of:
Paid-in capital                             $22,610,197         $45,283,469         $15,667,056          $3,615,492
Accumulated net investment income                    --                  --              41,801                 120
Accumulated net realized loss                (3,166,349)         (8,460,242)         (2,079,423)           (292,528)
Net unrealized depreciation on investments   (3,891,179)         (5,455,295)         (1,283,470)            (78,282)
                                            -----------         -----------         -----------          ----------
NET ASSETS                                  $15,552,669         $31,367,932         $12,345,964          $3,244,802
                                            -----------         -----------         -----------          ----------
                                            -----------         -----------         -----------          ----------

Shares of beneficial interest outstanding
  (unlimited number of shares authorized,
  $0.001 par value)                           2,302,330           4,441,581           1,579,185             366,421
                                            -----------         -----------         -----------          ----------
                                            -----------         -----------         -----------          ----------

Net asset value, redemption price and
  offering price per share                  $      6.76         $      7.06         $      7.82          $     8.86
                                            -----------         -----------         -----------          ----------
                                            -----------         -----------         -----------          ----------

              See accompanying notes to the financial statements.

STATEMENTS OF OPERATIONS
For the Year Ended March 31, 2003

                                          GENERATION WAVE     GENERATION WAVE     GENERATION WAVE     GENERATION WAVE
                                         AGGRESSIVE GROWTH         GROWTH        ALTERNATIVE GROWTH       BALANCED
                                                FUND                FUND                FUND                FUND
                                         -----------------    ---------------    ------------------   ---------------
INVESTMENT INCOME
Dividend income                             $    29,849        $    180,255         $   261,600          $ 124,222
                                            -----------        ------------         -----------          ---------

EXPENSES
Advisory fees                                   177,517             370,131             139,201             33,853
Administration fees                              52,430              97,275              43,385             18,919
Shareholder servicing fees                       46,715              97,403              36,632              8,909
Fund accounting fees                             39,997              69,516              33,986             17,399
Federal and state registration fees              16,325              16,602              16,250             16,457
Transfer agent fees and expenses                 14,632              20,024              13,237             10,430
Audit fees                                        9,380               9,380               9,374              9,372
Custody fees                                      4,153               8,568               3,246                680
Legal fees                                        3,247               3,224               3,202              1,866
Reports to shareholders                           3,115               3,601               2,295              1,935
Trustees' fees and related expenses                 785                 785                 785                785
Other expenses                                    4,010               7,889               3,161                891
                                            -----------        ------------         -----------          ---------
   TOTAL EXPENSES
     BEFORE INTEREST EXPENSE                    372,306             704,398             304,754            121,496
   Interest expense                              21,021             106,951              24,813                 --
                                            -----------        ------------         -----------          ---------
   TOTAL EXPENSES                               393,327             811,349             329,567            121,496
   Less waivers and
     reimbursement by Advisor                  (113,037)           (226,932)           (109,770)           (68,044)
                                            -----------        ------------         -----------          ---------
   NET EXPENSES                                 280,290             584,417             219,797             53,452
                                            -----------        ------------         -----------          ---------

NET INVESTMENT INCOME (LOSS)                   (250,441)           (404,162)             41,803             70,770
                                            -----------        ------------         -----------          ---------

REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS
Net realized loss from
  security transactions                      (3,193,566)         (8,614,078)         (2,127,548)          (298,425)
Capital gain distributions from
  other investment companies                    152,846             601,314             137,225             14,465
Change in net unrealized
  appreciation/depreciation
  on investments                             (4,004,822)         (5,653,565)         (1,561,946)           (70,019)
                                            -----------        ------------         -----------          ---------
NET REALIZED AND UNREALIZED
  LOSS ON INVESTMENTS                        (7,045,542)        (13,666,329)         (3,552,269)          (353,979)
                                            -----------        ------------         -----------          ---------
NET DECREASE IN NET ASSETS
  FROM OPERATIONS                           $(7,295,983)       $(14,070,491)        $(3,510,466)         $(283,209)
                                            -----------        ------------         -----------          ---------
                                            -----------        ------------         -----------          ---------

              See accompanying notes to the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                           GENERATION WAVE                           GENERATION WAVE
                                                       AGGRESSIVE GROWTH FUND                          GROWTH FUND
                                                ----------------------------------------   ---------------------------------------
                                                  YEAR ENDED           PERIOD ENDED          YEAR ENDED           PERIOD ENDED
                                                MARCH 31, 2003     MARCH 31, 2002(1)<F9>   MARCH 31, 2003    MARCH 31, 2002(1)<F9>
                                                --------------     ---------------------   --------------    ---------------------
FROM OPERATIONS
   Net investment loss                           $  (250,441)          $  (135,507)         $  (404,162)          $  (207,165)
   Net realized loss
     from security transactions                   (3,193,566)             (150,437)          (8,614,078)             (447,478)
   Capital gain distributions from
     other investment companies                      152,846               243,539              601,314               439,137
   Change in net unrealized
     appreciation/depreciation on investments     (4,004,822)              113,643           (5,653,565)              198,270
                                                 -----------           -----------          -----------           -----------
Net increase (decrease) in net assets
  from operations                                 (7,295,983)               71,238          (14,070,491)              (17,236)
                                                 -----------           -----------          -----------           -----------

FROM DISTRIBUTIONS
   Net realized gain on investments                 (117,044)             (101,696)            (439,145)                   --
                                                 -----------           -----------          -----------           -----------
Net decrease in net assets resulting
  from distributions paid                           (117,044)             (101,696)            (439,145)                   --
                                                 -----------           -----------          -----------           -----------

FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                       2,061,728            28,603,939            2,983,614            60,440,327
   Net asset value of shares issued in
     reinvestment of distributions
     to shareholders                                 115,554               100,120              436,426                    --
   Payments for shares redeemed                   (4,970,604)           (2,914,593)         (12,723,429)           (5,242,144)
                                                 -----------           -----------          -----------           -----------
Net increase (decrease) in net assets
  from capital share transactions                 (2,793,322)           25,789,466           (9,303,389)           55,198,183
                                                 -----------           -----------          -----------           -----------

TOTAL INCREASE (DECREASE)
  IN NET ASSETS                                  (10,206,349)           25,759,008          (23,813,025)           55,180,947

NET ASSETS:
   Beginning of period                            25,759,018                    10           55,180,957                    10
                                                 -----------           -----------          -----------           -----------
   End of period                                 $15,552,669           $25,759,018          $31,367,932           $55,180,957
                                                 -----------           -----------          -----------           -----------
                                                 -----------           -----------          -----------           -----------
ACCUMULATED NET
  INVESTMENT INCOME                              $        --           $        --          $        --           $        --
                                                 -----------           -----------          -----------           -----------
                                                 -----------           -----------          -----------           -----------

(1)<F9>  Funds commenced operations on June 21, 2001.

              See accompanying notes to the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                           GENERATION WAVE                           GENERATION WAVE
                                                       ALTERNATIVE GROWTH FUND                    BALANCED FUND(2)<F11>
                                                ----------------------------------------   ----------------------------------------
                                                  YEAR ENDED           PERIOD ENDED          YEAR ENDED           PERIOD ENDED
                                                MARCH 31, 2003    MARCH 31, 2002(1)<F10>   MARCH 31, 2003    MARCH 31, 2002(1)<F10>
                                                --------------    ----------------------   --------------    ----------------------
FROM OPERATIONS
   Net investment income                         $    41,803           $    73,842           $   70,770            $   39,680
   Net realized loss
     from security transactions                   (2,127,548)              (65,837)            (298,425)               (8,606)
   Capital gain distributions from
     other investment companies                      137,225               162,139               14,465                19,698
   Change in net unrealized
     appreciation/depreciation
     on investments                               (1,561,946)              278,476              (70,019)               (8,263)
                                                 -----------           -----------           ----------            ----------
Net increase (decrease) in net assets
  from operations                                 (3,510,466)              448,620             (283,209)               42,509
                                                 -----------           -----------           ----------            ----------

FROM DISTRIBUTIONS
   Net investment income                                  --              (103,897)             (82,745)              (27,587)
   Net realized gain on investments                 (152,436)               (2,913)             (19,658)                   --
                                                 -----------           -----------           ----------            ----------
Net decrease in net assets resulting
  from distributions paid                           (152,436)             (106,810)            (102,403)              (27,587)
                                                 -----------           -----------           ----------            ----------

FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                       1,110,434            23,398,555            4,070,685             2,945,945
   Net asset value of shares issued in
     reinvestment of distributions
     to shareholders                                 149,881               106,810              102,127                27,587
   Payments for shares redeemed                   (4,512,854)           (4,585,780)          (2,996,024)             (584,798)
                                                 -----------           -----------           ----------            ----------
Net increase (decrease) in net assets
  from capital share transactions                 (3,252,539)           18,919,585            1,176,788             2,388,734
                                                 -----------           -----------           ----------            ----------

TOTAL INCREASE (DECREASE)
  IN NET ASSETS                                   (6,915,441)           19,261,395              791,176             2,403,656

NET ASSETS:
   Beginning of period                            19,261,405                    10            2,453,626                49,970
                                                 -----------           -----------           ----------            ----------
   End of period                                 $12,345,964           $19,261,405           $3,244,802            $2,453,626
                                                 -----------           -----------           ----------            ----------
                                                 -----------           -----------           ----------            ----------
ACCUMULATED NET INVESTMENT
  INCOME                                         $    41,801           $        --           $      120            $   12,093
                                                 -----------           -----------           ----------            ----------
                                                 -----------           -----------           ----------            ----------

(1)<F10>  Funds commenced operations on June 21, 2001.
(2)<F11> Formerly the Generation Wave Balanced Growth Fund for the period ended March 31, 2002.

              See accompanying notes to the financial statements.

FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Period

                                                                           GENERATION WAVE
                                                                       AGGRESSIVE GROWTH FUND
                                                           -----------------------------------------------
                                                                 YEAR ENDED              PERIOD ENDED
                                                               MARCH 31, 2003       MARCH 31, 2002(1)<F12>
                                                           ----------------------   ----------------------
NET ASSET VALUE, BEGINNING OF PERIOD                             $   9.69                 $  10.00
                                                                 --------                 --------

INCOME FROM INVESTMENT OPERATIONS:
     Net investment loss                                            (0.11)(5)<F16>           (0.05)(5)<F16>
     Net realized and unrealized loss on investments                (2.77)                   (0.22)
                                                                 --------                 --------
Total from investment operations                                    (2.88)                   (0.27)
                                                                 --------                 --------

LESS DISTRIBUTIONS PAID:
     From net realized gain on investments                          (0.05)                   (0.04)
                                                                 --------                 --------
Total distributions paid                                            (0.05)                   (0.04)
                                                                 --------                 --------

NET ASSET VALUE, END OF PERIOD                                   $   6.76                 $   9.69
                                                                 --------                 --------
                                                                 --------                 --------

TOTAL RETURN(2)<F13>                                             (29.77)%                  (2.71)%
                                                                 --------                 --------
                                                                 --------                 --------

SUPPLEMENTAL DATA AND RATIOS:

Net assets at end of period (000's)                               $15,553                  $25,759

Ratio of expenses to average net assets(3)<F14>(4)<F15>             1.50%                    1.50%

Ratio of net investment loss
  to average net assets(3)<F14>(4)<F15>                           (1.34)%                  (0.90)%

Portfolio turnover rate(2)<F13>                                    43.50%                   19.50%

(1)<F12>  Fund commenced operations on June 21, 2001.
(2)<F13>  Not annualized for periods less than a full year.
(3)<F14> Net of waivers and reimbursement of expenses by Advisor. Without waivers and reimbursement of expenses, the ratio of expenses to average net assets would have been 2.11% and 1.96% and the ratio of net investment loss to average net assets would have been (1.95)% and (1.36)% for the periods ended March 31, 2003 and March 31, 2002, respectively.
(4)<F15>  Annualized.
(5)<F16> Per share net investment loss was calculated prior to tax adjustments.

              See accompanying notes to the financial statements.

FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Period

                                                                           GENERATION WAVE
                                                                             GROWTH FUND
                                                           -----------------------------------------------
                                                                 YEAR ENDED              PERIOD ENDED
                                                               MARCH 31, 2003       MARCH 31, 2002(1)<F17>
                                                           ----------------------   ----------------------
NET ASSET VALUE, BEGINNING OF PERIOD                             $   9.79                 $  10.00
                                                                 --------                 --------

INCOME FROM INVESTMENT OPERATIONS:
   Net investment loss                                              (0.09)(5)<F21>           (0.04)(5)<F21>
   Net realized and unrealized loss on investments                  (2.55)                   (0.17)
                                                                 --------                 --------
Total from investment operations                                    (2.64)                   (0.21)
                                                                 --------                 --------

LESS DISTRIBUTIONS PAID:
   From net realized gain on investments                            (0.09)                      --
                                                                 --------                 --------
Total distributions paid                                            (0.09)                      --
                                                                 --------                 --------

NET ASSET VALUE, END OF PERIOD                                   $   7.06                 $   9.79
                                                                 --------                 --------
                                                                 --------                 --------

TOTAL RETURN(2)<F18>                                             (26.98)%                  (2.10)%
                                                                 --------                 --------
                                                                 --------                 --------

SUPPLEMENTAL DATA AND RATIOS:

Net assets at end of period (000's)                               $31,368                  $55,181

Ratio of expenses to average net assets(3)<F19>(4)<F20>             1.50%                    1.50%

Ratio of net investment loss
  to average net assets(3)<F19>(4)<F20>                           (1.04)%                  (0.63)%

Portfolio turnover rate(2)<F18>                                    39.50%                   27.91%

(1)<F17>   Fund commenced operations on June 21, 2001.
(2)<F18>   Not annualized for periods less than a full year.
(3)<F19> Net of waivers and reimbursement of expenses by Advisor. Without waivers and reimbursement of expenses, the ratio of expenses to average net assets would have been 2.08% and 1.76% and the ratio of net investment loss to average net assets would have been (1.62)% and (0.89)% for the periods ended March 31, 2003 and March 31, 2002, respectively.
(4)<F20>   Annualized.
(5)<F21> Per share net investment loss was calculated prior to tax adjustments.

              See accompanying notes to the financial statements.

FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Period

                                                                           GENERATION WAVE
                                                                       ALTERNATIVE GROWTH FUND
                                                           -----------------------------------------------
                                                                 YEAR ENDED              PERIOD ENDED
                                                               MARCH 31, 2003       MARCH 31, 2002(1)<F22>
                                                           ----------------------   ----------------------
NET ASSET VALUE, BEGINNING OF PERIOD                             $   9.86                 $  10.00
                                                                 --------                 --------

INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                                             0.03                     0.04(6)<F27>
   Net realized and unrealized loss on investments                  (1.98)                   (0.13)
                                                                 --------                 --------
Total from investment operations                                    (1.95)                   (0.09)
                                                                 --------                 --------

LESS DISTRIBUTIONS PAID:
   From net investment income                                          --                    (0.05)
   From net realized gain on investments                            (0.09)                      --(5)<F26>
                                                                 --------                 --------
Total distributions paid                                            (0.09)                   (0.05)
                                                                 --------                 --------

NET ASSET VALUE, END OF PERIOD                                   $   7.82                 $   9.86
                                                                 --------                 --------
                                                                 --------                 --------

TOTAL RETURN(2)<F23>                                             (19.79)%                  (0.85)%
                                                                 --------                 --------
                                                                 --------                 --------

SUPPLEMENTAL DATA AND RATIOS:

Net assets at end of period (000's)                               $12,346                  $19,261

Ratio of expenses to average net assets(3)<F24>(4)<F25>             1.50%                    1.50%

Ratio of net investment income
  to average net assets(3)<F24>(4)<F25>                             0.29%                    0.63%

Portfolio turnover rate(2)<F23>                                    41.57%                   19.36%

(1)<F22>   Fund commenced operations on June 21, 2001.
(2)<F23>   Not annualized for periods less than a full year.
(3)<F24> Net of waivers and reimbursement of expenses by Advisor. Without waivers and reimbursement of expenses, the ratio of expenses to average net assets would have been 2.25% and 2.12% and the ratio of net investment income (loss) to average net assets would have been (0.46)% and 0.01% for the periods ended March 31, 2003 and March 31, 2002, respectively.
(4)<F25>   Annualized.
(5)<F26>   Less than one cent per share.
(6)<F27> Per share net investment income was calculated prior to tax adjustments.

              See accompanying notes to the financial statements.

FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Period

                                                                           GENERATION WAVE
                                                                        BALANCED FUND(5)<F32>
                                                           -----------------------------------------------
                                                                 YEAR ENDED              PERIOD ENDED
                                                               MARCH 31, 2003       MARCH 31, 2002(1)<F28>
                                                           ----------------------   ----------------------
NET ASSET VALUE, BEGINNING OF PERIOD                             $  10.03                 $  10.00
                                                                 --------                 --------

INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                                             0.15                     0.17
   Net realized and unrealized loss on investments                  (1.07)                   (0.02)
                                                                 --------                 --------
Total from investment operations                                    (0.92)                    0.15
                                                                 --------                 --------

LESS DISTRIBUTIONS PAID:
   From net investment income                                       (0.20)                   (0.12)
   From net realized gain on investments                            (0.05)                      --
                                                                 --------                 --------
Total distributions paid                                            (0.25)                   (0.12)
                                                                 --------                 --------

NET ASSET VALUE, END OF PERIOD                                   $   8.86                 $  10.03
                                                                 --------                 --------
                                                                 --------                 --------

TOTAL RETURN(2)<F29>                                              (9.22)%                    1.51%
                                                                 --------                 --------
                                                                 --------                 --------

SUPPLEMENTAL DATA AND RATIOS:

Net assets at end of period (000's)                                $3,245                   $2,454

Ratio of expenses to average net assets(3)<F30>(4)<F31>             1.50%                    1.50%

Ratio of net investment income
  to average net assets(3)<F30>(4)<F31>                             1.99%                    2.67%

Portfolio turnover rate(2)<F29>                                    58.29%                   19.90%

(1)<F28>   Fund commenced operations on June 21, 2001.
(2)<F29>   Not annualized for periods less than a full year.
(3)<F30> Net of waivers and reimbursement of expenses by Advisor. Without waivers and reimbursement of expenses, the ratio of expenses to average net assets would have been 3.41% and 5.93% and the ratio of net investment income (loss) to average net assets would have been 0.08% and (1.76)% for the periods ended March 31, 2003 and March 31, 2002, respectively.
(4)<F31>   Annualized.
(5)<F32> Formerly the Generation Wave Balanced Growth Fund for the period ended March 31, 2002.

              See accompanying notes to the financial statements.

NOTES TO FINANCIAL STATEMENTS
March 31, 2003

(1)  ORGANIZATION

MUTUALS.com (formerly 1-800-MUTUALS Advisor Series) (the "Trust") was organized as a Delaware business trust under a Declaration of Trust dated March 20, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Generation Wave Aggressive Growth Fund, Generation Wave Growth Fund, Generation Wave Alternative Growth Fund and Generation Wave Balanced Fund (formerly Generation Wave Balanced Growth Fund) (the "Funds"), each represent a distinct portfolio with its own investment objectives and policies within the Trust. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The assets of each Fund are segregated, and a shareholder's interest is limited
to the Fund in which shares are held.   The Funds became effective and commenced
operations on June 21, 2001.

(2)  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States ("GAAP").

  (a) Investment Valuation - The assets of each Fund consist primarily, if not exclusively, of shares of underlying mutual funds, which are valued at their respective NAVs. Most underlying fund securities are valued primarily on the basis of current market quotations or on the basis of information furnished by a pricing service. Certain short-term securities are valued on the basis of amortized cost. If market quotations or information furnished by a pricing service is not readily available or does not accurately reflect fair value for a security held by an underlying fund or if the value of a security held by an underlying fund has been materially affected by events occurring after the close of the applicable exchange or market on which the security is principally traded (e.g., a foreign exchange or market), that security may be valued at its fair market value as determined in good faith in accordance with procedures approved by the underlying funds' Board of Trustees. The NAV of each Fund will fluctuate with the value of the securities held by the underlying funds in which it principally invests.

  (b) Federal Income Taxes - The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as regulated investment companies and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

  (c) Distributions to Shareholders - The Generation Wave Aggressive Growth, Growth and Alternative Growth Funds will distribute any net investment income and any net realized long or short-term capital gains at least annually. The Generation Wave Balanced Fund will distribute any net investment income at least quarterly and any net realized long or short-term capital gains at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Funds may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.

The tax character of distributions paid during the year ended March 31, 2003 were as follows:

                                                ORDINARY          LONG-TERM
                                                 INCOME         CAPITAL GAINS
                                                --------        -------------
Generation Wave Aggressive Growth Fund          $    --            $117,044
Generation Wave Growth Fund                          --             439,145
Generation Wave Alternative Growth Fund              --             152,436
Generation Wave Balanced Fund                    82,745              19,658

Due to inherent differences in the recognition of income, expenses and realized gains/losses under GAAP and federal income tax purposes, permanent differences between book and tax basis reporting have been identified and appropriately reclassified on the Statements of Assets and Liabilities.

As of March 31, 2003, the components of accumulated earnings on a tax basis were as follows:

                                          GENERATION WAVE                         GENERATION WAVE
                                             AGGRESSIVE       GENERATION WAVE       ALTERNATIVE       GENERATION WAVE
                                            GROWTH FUND         GROWTH FUND         GROWTH FUND        BALANCED FUND
                                          ---------------     ---------------      --------------     ---------------
Cost basis of investments for
  federal income tax purposes               $19,607,430         $ 37,328,617        $13,761,008          $3,333,604
                                            -----------         ------------        -----------          ----------
                                            -----------         ------------        -----------          ----------
Unrealized appreciation                     $    95,112         $    170,866        $    72,605          $   18,199
Unrealized depreciation                      (4,071,924)          (5,897,072)        (1,383,583)           (100,986)
                                            -----------         ------------        -----------          ----------
Net unrealized depreciation                  (3,976,812)          (5,726,206)        (1,310,978)            (82,787)
Undistributed ordinary income                        --                   --             41,801                 120
Accumulated capital losses                   (3,080,716)          (8,189,331)        (2,051,915)           (288,023)
                                            -----------         ------------        -----------          ----------
Total accumulated deficit                   $(7,057,528)        $(13,915,537)       $(3,321,092)         $ (370,690)
                                            -----------         ------------        -----------          ----------
                                            -----------         ------------        -----------          ----------

The Funds intend to utilize provisions of the federal income tax laws which allow them to carry a realized capital loss forward for eight years following the year of loss and offset such losses against any future realized capital gains. At March 31, 2003, the Funds had the following capital loss carryforwards:

                                                  CARRYFORWARD     EXPIRATION
                                                  ------------     ----------
Generation Wave Aggressive Growth Fund             $  927,831          2011
Generation Wave Growth Fund                         2,617,110          2011
Generation Wave Alternative Growth Fund               308,801          2011
Generation Wave Balanced Fund                             116          2011

At March 31, 2003 the Generation Wave Aggressive Growth, Growth, Alternative Growth and Balanced Funds had post-October losses of $2,152,885, $5,572,221, $1,743,114 and $287,907, respectively.

  (d) Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

  (e) Other - Investment transactions are accounted for on the trade date. The Funds determine the gain or loss from investment transactions on the identified cost basis by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

(3)  TRANSACTIONS WITH AFFILIATES

The Trust has an Investment Advisory Agreement (the "Agreement") with MUTUALS.com, Inc. (the "Advisor"), with whom a certain officer of the Trust is affiliated, to furnish investment advisory services to the Funds. Under the terms of the Agreement, the Trust, on behalf of the Funds, compensates the Advisor for its management services at the annual rate of 0.95% of each Fund's average daily net assets. The Trust has also entered into a Shareholder Services Agreement with the Advisor, under which the Advisor and other third parties provide certain services to the shareholders. The Advisor receives an annual rate of 0.25% of each Fund's average daily net assets.

The Advisor has agreed to waive, through July 31, 2003, its management fee and/or reimburse the Funds' other expenses, including interest expense, to the extent necessary to ensure that the Funds' operating expenses do not exceed 1.50% of each Fund's average daily net assets. For the year ended March 31, 2003, expenses of $113,037, $226,932, $109,770 and $68,044 were waived and reimbursed by the Advisor in the Generation Wave Aggressive Growth Fund, Generation Wave Growth Fund, Generation Wave Alternative Growth Fund and Generation Wave Balanced Fund, respectively. Any such waiver or reimbursement is subject to later adjustment to allow the Advisor to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than each Fund's expense limitation cap, provided, however, that the Advisor shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed.

The following table shows the remaining waived or reimbursed expenses subject to potential recovery expiring in:

       GENERATION WAVE                    GENERATION WAVE
          AGGRESSIVE     GENERATION WAVE    ALTERNATIVE     GENERATION WAVE
         GROWTH FUND       GROWTH FUND      GROWTH FUND      BALANCED FUND
       ---------------   ---------------  ---------------   ---------------
2005        $70,021          $85,501           $72,644          $65,892
2006       $113,037         $226,932          $109,770          $68,044

The Advisor, through its affiliated broker, may also receive compensation by the way of commissions from the underlying funds' distributor and 12b-1 distribution fees and sub-transfer agent fees from the underlying funds in which the Funds invest. For the year ended March 31, 2003, the Advisor received $142,641 of these fees.

A Trustee of the Trust is affiliated with U.S. Bancorp Fund Services, LLC and U.S. Bank, N.A., which provide accounting, administration, transfer agency and custodian services to the Funds. An officer of the Trust is affiliated with Quasar Distributors, LLC, which provides distribution services for the Funds.

(4)  CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Generation Wave Aggressive Growth Fund were as follows:

                                          YEAR ENDED          PERIOD ENDED
                                        MARCH 31, 2003   MARCH 31, 2002(1)<F33>
                                        --------------   ----------------------
Shares sold                                  276,015            2,950,756
Shares issued to holders in
  reinvestment of distributions               15,851                9,874
Shares redeemed                             (648,365)            (301,802)
                                            --------            ---------
Net increase (decrease)                     (356,499)           2,658,828
                                            --------            ---------
                                            --------            ---------

Transactions in shares of the Generation Wave Growth Fund were as follows:

                                          YEAR ENDED          PERIOD ENDED
                                        MARCH 31, 2003   MARCH 31, 2002(1)<F33>
                                        --------------   ----------------------
Shares sold                                  368,080            6,183,057
Shares issued to holders in
  reinvestment of distributions               57,652                   --
Shares redeemed                           (1,618,889)            (548,320)
                                          ----------            ---------
Net increase (decrease)                   (1,193,157)           5,634,737
                                          ----------            ---------
                                          ----------            ---------

Transactions in shares of the Generation Wave Alternative Growth Fund were as follows:

                                          YEAR ENDED          PERIOD ENDED
                                        MARCH 31, 2003   MARCH 31, 2002(1)<F33>
                                        --------------   ----------------------
Shares sold                                  133,410            2,415,832
Shares issued to holders in
  reinvestment of distributions               18,102               10,789
Shares redeemed                             (526,439)            (472,510)
                                            --------            ---------
Net increase (decrease)                     (374,927)           1,954,111
                                            --------            ---------
                                            --------            ---------

Transactions in shares of the Generation Wave Balanced Fund were as follows:

                                          YEAR ENDED          PERIOD ENDED
                                        MARCH 31, 2003   MARCH 31, 2002(1)<F33>
                                        --------------   ----------------------
Shares sold                                  440,225              295,441
Shares issued to holders in
  reinvestment of distributions               11,342                2,750
Shares redeemed                             (329,791)             (58,543)
                                            --------            ---------
Net increase                                 121,776              239,648
                                            --------            ---------
                                            --------            ---------

(1)<F33>  All Funds commenced operations on June 21, 2001.

(5)  INVESTMENT TRANSACTIONS

The aggregate purchases and sales of securities, excluding short-term investments and U.S. government securities, for the Funds for the year ended March 31, 2003, are summarized below:

                                                PURCHASES          SALES
                                                ---------          -----
Generation Wave Aggressive Growth Fund         $ 8,238,896      $ 9,788,041
Generation Wave Growth Fund                     16,216,368       23,905,963
Generation Wave Alternative Growth Fund          6,241,144        8,532,248
Generation Wave Balanced Fund                    2,928,276        1,691,118

There were no purchases or sales of U.S. government securities for any of the Funds.

(6)  CREDIT FACILITY

U.S. Bank, N.A. (the "Bank") has made available to the Generation Wave Aggressive Growth Fund ("Aggressive Growth Fund"), the Generation Wave Growth Fund ("Growth Fund") and the Generation Wave Alternative Growth Fund ("Alternative Growth Fund") a credit facility pursuant to three separate Loan and Security Agreements for each of the above mentioned Funds dated March 7, 2002 for the purpose of purchasing portfolio securities. For the periods April 1, 2002 through November 7, 2002 and November 8, 2002 through March 31, 2003, the interest rate on the outstanding principal amount was the Bank's Prime Rate of 4.75% and 4.25%, respectively. Advances are collateralized by a first lien against the Funds' assets. During the year ended March 31, 2003, the Aggressive Growth, Growth and Alternative Growth Funds had outstanding average daily balances of $437,315, $2,250,104 and $523,332, respectively. The maximum amounts outstanding during the year ended March 31, 2003, were $1,412,000, $6,974,000 and $1,683,000, for the Aggressive Growth, Growth and Alternative Growth Funds, respectively. Interest expense amounted to $21,021 for the Aggressive Growth Fund, $106,951 for the Growth Fund and $24,813 for the Alternative Growth Fund for the year ended March 31, 2003. At March 31, 2003, the loan payable balances were $0, $181,000 and $37,000 for the Aggressive Growth, Growth and Alternative Growth Funds, respectively.

Pursuant to a Loan and Security Agreement dated March 7, 2003, the Bank has made a credit facility available to the Generation Wave Balanced Fund ("Balanced Fund"). During the period March 7 through March 31, 2003, the Balanced Fund did not draw upon this line of credit.

REPORT OF INDEPENDENT AUDITORS

To the Board of Trustees and Shareholders of MUTUALS.com:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of MUTUALS.com comprising the Generation Wave Aggressive Growth Fund, Generation Wave Growth Fund, Generation Wave Alternative Growth Fund and Generation Wave Balanced Fund (collectively the "Funds"), as of March 31, 2003, and the related statements of operations, statements of changes in net assets and the financial highlights for the periods indicated herein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of March 31, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds at March 31, 2003, the results of their operations, changes in net assets and the financial highlights for the periods indicated herein, in conformity with accounting principles generally accepted in the United States.

                                         /s/Ernst & Young LLP

Milwaukee, Wisconsin
May 1, 2003

ADDITIONAL INFORMATION
(Unaudited)

INFORMATION ABOUT TRUSTEES

The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees. Information pertaining to the Trustees of the Fund is set forth below. The SAI includes additional information about the Fund's Trustees and is available, without charge, upon request by calling 1-800-688-8257.

INTERESTED TRUSTEE
------------------
                                                TERM OF             PRINCIPAL                       NUMBER OF    OTHER
                          POSITION              OFFICE AND          OCCUPATION                      PORTFOLIOS   DIRECTORSHIPS
NAME,                     HELD WITH             LENGTH OF           DURING PAST                     OVERSEEN     HELD BY
ADDRESS AND AGE           THE TRUST             TIME SERVED         FIVE YEARS                      BY TRUSTEE   TRUSTEE
---------------           ---------             -----------         -----------                     ----------   -------------
Joseph C. Neuberger       Trustee, President,   Indefinite term;    Senior Vice President, U.S.         5        The Zodiac Trust -
615 E. Michigan Street    Treasurer and         Since 2001          Bancorp Fund Services, LLC                   Board of Trustees
Milwaukee, WI  53202      Chairperson                               (1994 - present)                             Trustee, President
Age:  41                                                                                                         and Chairperson

NON-INTERESTED TRUSTEES
-----------------------
                                                TERM OF             PRINCIPAL                       NUMBER OF    OTHER
                          POSITION              OFFICE AND          OCCUPATION                      PORTFOLIOS   DIRECTORSHIPS
NAME,                     HELD WITH             LENGTH OF           DURING PAST                     OVERSEEN     HELD BY
ADDRESS AND AGE           THE TRUST             TIME SERVED         FIVE YEARS                      BY TRUSTEE   TRUSTEE
---------------           ---------             -----------         -----------                     ----------   -------------
Dr. Michael D. Akers      Trustee               Indefinite term;    Associate Professor of              5        The Zodiac Trust -
Straz Hall, 481                                 Since 2001          Accounting, Marquette                        Board of Trustees
606 N. 13th Street                                                  University (1996 - present)                  Trustee
Milwaukee, WI  53201
Age:  48

Gary A. Drska             Trustee               Indefinite term;    Captain, Midwest Airlines           5        The Zodiac Trust -
6744 S. Howell Ave.                             Since 2001          (2000 - present); Director -                 Board of Trustees
Oak Creek, WI  53154                                                Flight Standards and Training                Trustee
Age:  45                                                            (July 1990 - December 1999)

MUTUALS.COM
GENERATION WAVE AGGRESSIVE GROWTH FUND
GENERATION WAVE GROWTH FUND
GENERATION WAVE ALTERNATIVE GROWTH FUND
GENERATION WAVE BALANCED FUND

Investment Advisor                   MUTUALS.COM, INC.
                                     Plaza of the Americas
                                     700 North Pearl Street, LB #373
                                     Dallas, Texas 75201

Legal Counsel                        GODFREY & KAHN, S.C.
                                     780 North Water Street
                                     Milwaukee, Wisconsin 53202

Independent Auditors                 ERNST & YOUNG LLP
                                     111 East Kilbourn Avenue
                                     Milwaukee, Wisconsin 53202

Transfer Agent, Fund Accountant,     U.S. BANCORP FUND SERVICES, LLC
and Fund Administrator               615 East Michigan Street
                                     Milwaukee, Wisconsin 53202

Custodian                            U.S. BANK, N.A.
                                     425 Walnut Street
                                     Cincinnati, Ohio 45202

Distributor                          QUASAR DISTRIBUTORS, LLC
                                     615 East Michigan Street
                                     Milwaukee, Wisconsin 53202